Revenues	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenues

13 REVENUES

Revenues consist of the following:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Mobile application products and services	34,056,890	153,363,875	186,879,488
Mobile reading services	72,766,802	99,791,329	85,007,148
Mobile portal marketing services	57,506,160	52,211,716	55,423,444
Other revenues	20,888,829	23,476,398	41,909,903

Total revenues	185,218,681	328,843,318	369,219,983

The following summarizes the Company’s revenue from the following geographic areas (based on the location of customers):

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
PRC (excluding HK SAR and Macau)	154,029,436	198,896,271	223,070,609
United States of America	14,312,392	60,358,124	95,452,613
Others	16,876,853	69,588,923	50,696,761

Total revenues	185,218,681	328,843,318	369,219,983